Details of Selected Balance Sheet Accounts - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of intangible assets, net
Gross Amount	$ 37,469	$ 43,584
Accumulated Amortization	(32,659)	(36,796)
Net	4,810	6,788
Amortization expenses	1,900	2,500	$ 3,800
Customer relationships [Member]
Summary of intangible assets, net
Gross Amount	37,469	40,234
Accumulated Amortization	(32,659)	(33,446)
Net	$ 4,810	6,788
Customer relationships [Member] | E & P Technology & Services [Member]
Summary of intangible assets, net
Write-down of book value of certain relationships		1,400
Intellectual property rights [Member]
Summary of intangible assets, net
Gross Amount		3,350
Accumulated Amortization		(3,350)
Net		$ 0